DAVIS SERIES, INC.
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re:          Davis Series, Inc. (File Nos. 2-57209, 811-02679)
Davis Opportunity Fund (S000003442; C000009527; C000009529; C000009530)
Davis Government Bond Fund (S000003443; C000009531; C000009533; C000009534)
Davis Government Money Market Fund (S000003444; C000009536; C000009537; C000009538)
Davis Financial Fund (S000003445; C000009539; C000009541; C000009542)
Davis Appreciation & Income Fund (S000003446; C000009543; C000009545; C000009546)
Davis Real Estate Fund (S000003447; C000009547; C000009549; C000009550)
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on April 28, 2023, and that the text of the most recent amendment to the registration statement has been filed electronically.
Dated: May 1, 2023
Davis Series, Inc.
By: /s/ Lisa J. Cohen
Lisa J. Cohen, Secretary